Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUES	$ 22,481	$ 17,510	$ 44,101	$ 30,874
COST OF REVENUES	(6,697)	(5,043)	(12,877)	(8,875)
GROSS PROFIT	15,784	12,467	31,224	21,999
OPERATING EXPENSES:
Research and development expenses	(14,904)	(10,956)	(29,031)	(21,354)
Sales and marketing expenses	(4,473)	(3,222)	(8,682)	(6,332)
General and administrative expenses	(4,340)	(2,366)	(8,641)	(4,544)
TOTAL OPERATING EXPENSES	(23,717)	(16,544)	(46,354)	(32,230)
OPERATING LOSS	(7,933)	(4,077)	(15,130)	(10,231)
Change in Fair Value of Forfeiture Shares	1,538	0	4,142	0
Financial income (expenses), net	(3,560)	503	(3,675)	336
Loss before income taxes	(9,955)	(3,574)	(14,663)	(9,895)
INCOME TAXES	(43)	(124)	(389)	(179)
LOSS AFTER INCOME TAXES	(9,998)	(3,698)	(15,052)	(10,074)
Equity in earnings of investee	3	0	7	0
NET LOSS	$ (9,995)	$ (3,698)	$ (15,045)	$ (10,074)
Basic net loss per ordinary share	$ (0.1)	$ (0.68)	$ (0.15)	$ (1.61)
Diluted net loss per ordinary share	$ (0.1)	$ (0.68)	$ (0.15)	$ (1.61)
Weighted average number of shares used in computing net loss per ordinary share, Basic	97,442,359	11,020,299	97,296,206	10,927,357
Weighted average number of shares used in computing net loss per ordinary share, Diluted	97,442,359	11,020,299	97,296,206	10,927,357